Cryptocurrencies - Schedule of Group's Cryptocurrencies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Group's Cryptocurrencies [Abstract]
Cryptocurrencies other than USDC	$ 83,075	$ 77,535
USDC	2	2
Total cryptocurrencies	83,077	77,537	$ 15,371	$ 2,175
Bitcoin – receivables	135,558
Total cryptocurrencies – receivables	$ 135,558